SCUDDER
                                                                     INVESTMENTS

Sector Specific Funds II

Scudder-Dreman Financial Services Fund
Scudder Gold and Precious Metals Fund

Supplement to the prospectus dated March 1, 2003

--------------------------------------------------------------------------------

Effective March 1, 2004, Scudder-Dreman Financial Services Fund and Scudder Gold and Precious Metals Fund are no longer offered through this prospectus. For a copy of each fund's current prospectus, please contact Scudder Investments.



March 1, 2004
SSECF2-3604